FORUM FUNDS II

THREE CANAL PLAZA, SUITE 600

PORTLAND, MAINE 04101

207-347-2000

September 28, 2020

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forum Funds II (the “Trust” or “Registrant”) File Nos. 333-188521/811-22842 Post-Effective Amendment (“PEA”) No. 143

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 143 to the Registrant’s currently effective Registration Statement on Form N-1A (the “Amendment”) related to the ABR 50/50 Volatility Fund (formerly known as the ABR Dynamic Short Volatility Fund) (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to make material changes to the name and principal investment strategies for the Fund. Prior to the effective date of this PEA, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purpose of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the PEA.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Vice President and Secretary to the Registrant

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